EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
	Six months ended June 30,
	2026	2025
Numerator:	(Unaudited)
Net income attributable to ordinary shareholders, basic and diluted	$31,494	$28,998
Denominator:
Weighted-average ordinary shares outstanding, basic	45,898,551	51,196,507
Dilutive effect
Employee stock options, RSUs and PSUs	853,848	1,953,054
Weighted-average ordinary shares outstanding, diluted	46,752,399	53,149,561
Net income per share attributable to ordinary shareholders, basic	$0.69	$0.57
Net income per share attributable to ordinary shareholders, diluted	$0.67	$0.55

Schedule of potentially dilutive shares excluded from computation of diluted income (loss) per share attributable to ordinary shareholders
	Six months ended June 30,
	2026	2025
	(Unaudited)

Options	447,067	-
RSUs	710,045	29,176
Total	1,157,112	29,176